Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies
Schedule of interests in direct and indirect subsidiaries

At December 31, 2022 and 2021, the main direct and indirect subsidiaries of the Company were as follows:

	Company’s
	Ownership	Business
Subsidiaries	Interest (1)	Segment (2)
Empresas Cablevisión, S.A.B. de C.V. and subsidiaries (collectively, “Empresas Cablevisión”) (3)	51.2%	Cable
Subsidiaries engaged in the Cablemás business (collectively, “Cablemás”) (4)	100%	Cable
Televisión Internacional, S.A. de C.V. and subsidiaries (collectively, “TVI”) (5)	100%	Cable
Cablestar, S.A. de C.V. and subsidiaries (collectively, “Bestel”) (6)	66.2%	Cable
Arretis, S.A.P.I. de C.V. and subsidiaries (collectively, “Cablecom”) (7)	100%	Cable
Subsidiaries engaged in the Telecable business (collectively, “Telecable”) (8)	100%	Cable
FTTH de México, S.A. de C.V. (9)	100%	Cable
Corporativo Vasco de Quiroga, S.A. de C.V. (“CVQ”) and subsidiaries (10)	100%	Cable and Sky
Innova, S. de R.L. de C.V. (“Innova”) and subsidiaries (collectively, “Sky”) (11)	58.7%	Sky
Grupo Telesistema, S.A. de C.V. (“Grupo Telesistema”) and subsidiaries (13)	100%	Content and Other Businesses (2)
Televisa, S. de R. L. de C.V. (Televisa, S.A. de C.V. through May 2021) (“Televisa”) (12)	100%	Content (2)
Televisión Independiente de México, S.A. de C.V. (“TIM”) (12)	100%	Content (2)
G.Televisa-D, S.A. de C.V. (12)	100%	Content (2)
Multimedia Telecom, S.A. de C.V. (“Multimedia Telecom”) and subsidiary (13)	100%	Content (2)
Ulvik, S.A. de C.V. (14)	100%	Content and Other Businesses (2)
Controladora de Juegos y Sorteos de México, S.A. de C.V. and subsidiaries	100%	Other Businesses
Editorial Televisa, S.A. de C.V. and subsidiaries	100%	Other Businesses
Grupo Distribuidoras Intermex, S.A. de C.V. and subsidiaries	100%	Other Businesses
Villacezán, S.A. de C.V. (“Villacezán”) and subsidiaries (13)	100%	Content and Other Businesses (2)

(1)	Percentage of equity interest directly or indirectly held by the Company.
(2)	See Note 26 for a description of each of the Group’s business segments. The Group’s operations of the Content segment were discontinued following the closing of the TelevisaUnivision Transaction on January 31, 2022 (see Note 3).
(3)	Empresas Cablevisión, S.A.B. de C.V., is a direct majority-owned subsidiary of CVQ.
(4)	The subsidiaries in the Cablemás business are directly and indirectly owned by CVQ.
(5)	Televisión Internacional, S.A. de C.V., is a direct subsidiary of CVQ.
(6)	Cablestar, S.A. de C.V., is an indirect majority-owned subsidiary of CVQ and Empresas Cablevisión, S.A.B. de C.V.
(7)	Arretis, S.A.P.I. de C.V., is a direct subsidiary of CVQ.
(8)	The subsidiaries in the Telecable business are directly owned by CVQ.
(9)	FTTH de México, S. A. de C.V., is an indirect subsidiary of CVQ.
(10)	CVQ is a direct subsidiary of the Company and the parent company of Empresas Cablevisión, Cablemás, TVI, Bestel, Cablecom, Telecable and Innova.
(11)	Innova is an indirect majority-owned subsidiary of the Company, CVQ and Sky DTH, S.A. de C.V. (“Sky DTH”), and a direct majority-owned subsidiary of Innova Holdings, S. de R.L. de C.V. (“Innova Holdings”). Sky is a satellite television provider in Mexico, Central America and the Dominican Republic. Although the Company holds a majority of Innova’s equity and designates a majority of the members of Innova’s Board of Directors, the non-controlling interest has certain governance and veto rights in Innova, including the right to block certain transactions between the companies in the Group and Sky. These veto rights are protective in nature and do not affect decisions about relevant business activities of Innova.
(12)	TIM and G.Televisa-D, S.A. de C.V., are direct subsidiaries of Grupo Telesistema, and through January 31, 2022, were part of the Group’s former Content business. Televisa was a direct subsidiary of Grupo Telesistema through January 31, 2022.
(13)	Multimedia Telecom and its direct subsidiary, Comunicaciones Tieren, S.A. de C.V. (“Tieren”), and Villacezán are indirect wholly-owned subsidiaries of Grupo Telesistema. As of December 31, 2022, Multimedia Telecom, Grupo Telesistema, Tieren, Villacezán, and Corporativo TD Sports, S.A. de C.V., a direct subsidiary of Grupo Telesistema, are the subsidiaries through which the Company owns shares of the capital stock of TelevisaUnivision (formerly known as Univision Holdings II, Inc. or UH II), the successor company of Univision Holdings, Inc. (“UHI”) and the parent company of Univision Communications Inc. (“Univision”), representing 43.8%, 49.7%, 2.1%, 3.7% and 0.7% , respectively, of the Group’s aggregate investment in shares of common stock issued by TelevisaUnivision as of December 31, 2022. Multimedia Telecom and Tieren were the subsidiaries through which the Company owned shares of the capital stock of UH II, representing 95.3% and 4.7%, respectively, of the Group’s aggregate investment in shares of common stock issued by UH II as of December 31, 2021 (see Notes 3, 10 and 20).
(14)	A direct subsidiary of the company and the parent company of Televisa Corporación, S.A. de C.V., an indirect subsidiary of the company that provides services to certain companies in the Group’s Other Businesses segment and, through January 31, 2022, provided services to certain companies in the Group’s former Content segment.

Schedule of expiration dates of the Group's concessions and permits

Segments	Expiration Dates
Cable	Various from 2026 to 2056
Sky	Various from 2024 to 2056
Other Businesses:
Broadcasting concessions (1)	In 2042 and 2052
Gaming	In 2030

(1)	In November 2018, the IFT approved (i) 23 concessions for the use of spectrum that comprise the Company’s 225 TV stations, for a term of 20 years, starting in January 2022 and ending in January 2042, and (ii) six concessions that grant the authorization to provide digital broadcasting television services of such 225 TV stations, for a term of 30 years, starting in January 2022 and ending in January 2052. In November 2018, the Group paid for such renewal an aggregate amount of Ps.5,754,543 in cash, which included a payment of Ps.1,194 for administrative expenses and recognized this payment as an intangible asset in its consolidated statement of financial position. This amount is being amortized over a period of 20 years beginning on January 1, 2022, by using the straight-line method. Through January 31, 2022, these broadcasting concessions were part of the Group’s former Content segment, and after the TelevisaUnivision Transaction closed on that date, these concessions became part of the Group’s Other Businesses segment (see Notes 3, 13 and 26).

Schedule of property, plant and equipment, estimated useful lives

Estimated
Useful Lives
Buildings	20-50 years
Technical equipment	3-30 years
Satellite transponders	15 years
Furniture and fixtures	10-15 years
Transportation equipment	4-8 years
Computer equipment	3-6 years
Leasehold improvements	5-30 years

Schedule of useful life of investment property

Estimated Useful Lives
Buildings	20-65 years

Schedule of intangible assets, estimated useful lives

Estimated
Useful Lives
Trademarks with finite useful lives	4 years
Licenses	3-10 years
Subscriber lists	4-5 years
Payments for renewal of concessions	20 years
Other intangible assets	3-20 years

Schedule of costs to obtain contracts with customers

	Cable		Sky		Total
Contract costs:
At January 1, 2022	Ps.	2,498,124	Ps.	2,500,190	Ps.	4,998,314
Additions		1,764,989		580,042		2,345,031
Amount recognized in income		(965,677)		(1,059,442)		(2,025,119)
Total Contract Costs at December 31, 2022		3,297,436		2,020,790		5,318,226
Less:
Current Contract Costs		1,077,417		840,870		1,918,287
Total Non-current Contract Costs	Ps.	2,220,019	Ps.	1,179,920	Ps.	3,399,939

	Cable		Sky		Total
Contract costs:
At January 1, 2021	Ps.	2,027,691	Ps.	2,513,866	Ps.	4,541,557
Additions		1,209,894		1,088,956		2,298,850
Amount recognized in income		(739,461)		(1,102,632)		(1,842,093)
Total Contract Costs at December 31, 2021		2,498,124		2,500,190		4,998,314
Less:
Current Contract Costs		797,273		985,450		1,782,723
Total Non-current Contract Costs	Ps.	1,700,851	Ps.	1,514,740	Ps.	3,215,591

Schedule of new or amended standards issued by IASB

Effective for Annual
Periods Beginning
New or Amended IFRS Standard	Title of the IFRS Standard	On or After
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Postponed
IFRS 17 (1)	Insurance Contracts	January 1, 2023
Amendments to IAS 1 (1)	Classification of Liabilities as Current or Non-current	January 1, 2023
Amendments to IAS 8 (1)	Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2 (1)	Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 12 (1)	Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023
Amendment to IFRS 17 (1)	Initial Application of IFRS 17 and IFRS 9 - Comparative Information	January 1, 2023
Amendments to IFRS 16 (1)	Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IAS 1 (1)	Non-current Liabilities with Covenants	January 1, 2024

(1)	This new or amended IFRS Standard is not expected to have a significant impact on the Group’s consolidated financial statements.